LONG-TERM INVESTMENTS IN EQUITY INVESTEES (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM INVESTMENTS IN EQUITY INVESTEES
Schedule of financial information of DayOne under equity method investment

As of December 31, 2024
Current assets	10,490,288
Non-current assets	18,276,507
Current liabilities	6,741,094
Non-current liabilities	6,497,228
Redeemable preferred shares	13,239,989
Non-controlling interests	311,167

As of December 31, 2024

Carrying value of investment in DayOne	7,537,604
Proportionate share of DayOne’s net tangible and intangible assets	5,525,585
Basis difference	2,012,019

Basis difference assigned to:
Tangible and intangible assets	99,153
Goodwill	1,934,680
Deferred tax liabilities	(21,814)
2,012,019